Derivatives - Schedule of Gain (Loss) on Derivative Instruments (Details) - Foreign Currency Contracts - Not Designated As Hedging Instrument - USD ($) $ in Thousands	3 Months Ended				7 Months Ended	9 Months Ended
	Sep. 30, 2022		Oct. 01, 2021		Dec. 31, 2021	Sep. 30, 2022		Oct. 01, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Change in unrealized gains (losses)	$ 279		$ (2,374)		$ 478	$ 469		$ (6,108)
Realized loss	$ (740)	[1]	$ (1,383)	[1]	$ (2,624)	$ (17,235)	[1]	$ (1,472)	[1]

[1]	The nine months ended September 30, 2022 includes realized losses relating to certain corporate entities contributed to ESAB Corporation which are reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022. See Note 1, “Organization and Basis of Presentation” for additional details. These realized losses are offset by unrealized gains which are also reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022.